Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended																					1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 President and Chief Executive Officer [Member]	Dec. 31, 2013 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2013 Stock Option [Member] Nonvested [Member]	Dec. 31, 2012 Stock Option [Member] Nonvested [Member]	Dec. 31, 2013 Restricted stock units [Member]	Dec. 31, 2012 Restricted stock units [Member]	Dec. 31, 2011 Restricted stock units [Member]	Dec. 31, 2013 Restricted stock units [Member] Minimum [Member]	Dec. 31, 2013 Restricted stock units [Member] Maximum [Member]	Dec. 31, 2013 Performance shares [Member] Times	Dec. 31, 2012 Performance shares [Member]	Dec. 31, 2011 Performance shares [Member]	Dec. 31, 2013 Restricted stock [Member]	Dec. 31, 2012 Restricted stock [Member]	Dec. 31, 2011 Restricted stock [Member]	Mar. 31, 2011 Net period pension cost [Member] President and Chief Executive Officer [Member]	Dec. 31, 2013 Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2011 Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2012 Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2010 Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2008 Thousands of Shares of Common Stock Outstanding [Member] Share Repurchase Program Two Thousand And Eight [Member]	Dec. 31, 2013 Thousands of Shares of Common Stock Outstanding [Member] Two Thousand Thirteen Repurchase Authorization [Member]	Dec. 31, 2010 Tender Offers [Member]
Class of Stock [Line Items]
Preferred Stock, share authorized	25,000,000	25,000,000
Preferred Stock, par value	$ 1	$ 1
Common stock, share authorized	725,000,000	725,000,000
Common stock, par value	$ 0.001	$ 0.001
Number of common shares issued related to the exercise of share based compensation during the period	1,300,000	1,000,000
Repurchase of Common Stock, shares																							300,000		0
Common Stock, share issued	71,528,599	70,203,388
Preferred stock, share issued	0
Common Stock, share outstanding	70,729,399	69,704,188																					70,729,399	68,732,000	69,704,188	72,013,000
Common stock repurchase, amount authorized																											$ 200,000,000
Common stock repurchase, total remaining amount authorized																												37,700,000
Repurchase of common stock, amount	12,000,000		122,195,000																									162,300,000
Repurchase of common stock, shares																							300,000	3,923,000				5,200,000
Minimum percentage of shares acquired in exercisable Rights				20.00%																									20.00%
Minimum percentage of common stock acquired by stockholders for higher thresholds				15.00%
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted						4,133,987	8,924,470
Term of options under Plans						Ten-year
Vesting period						3 years								2 years	3 years	3 years
Granted options under the Plans						72,810	432,971	95,604
Weighted average grant date fair value of non-vested options forfeited									100,000	800,000
Unrecognized compensation cost related to non-vested stock options granted under the Plans						1,200,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2014						1,000,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2015						200,000
Fair value of restricted stock awards						1,800,000	2,900,000	5,300,000											900,000
Intrinsic value of options exercised						22,600,000	11,900,000	3,800,000
Intrinsic value of outstanding in-the-money stock options						51,700,000	22,000,000
Intrinsic value of exercisable stock options						44,500,000	18,300,000
Weighted-average remaining life of options vested and expected to vest						4 years 2 months 12 days	5 years
Weighted-average grant-date fair value of options granted	$ 10.54	$ 8.72	$ 11.27			$ 10.54	$ 8.72	$ 11.27
Expected volatility used in computing fair value of options granted						53.70%	54.80%	53.60%
Expected life used in computing fair value of options granted, years						4 years
Dividend yield used in computing fair value of options granted						4.80%	4.40%	3.80%
Risk-free interest rate used in computing fair value of options granted						0.80%	2.10%	2.10%
Estimated forfeiture rate used in computing fair value of options granted						12.00%	12.00%	11.20%
Period of historical data used to calculate expected volatility in years						5 years
Value of each restricted stock unit and performance share unit in shares											Each restricted stock unit and performance share unit is equivalent in value to one share of the Company's common stock plus reinvested dividends from the grant date to the vesting date.
Number of times performance units to vest, Minimum																0
Number of times performance units to vest, Maximum																3
Options Granted											158,957	268,595	358,180			54,773	67,870	73,349	26,412	23,563	29,663
Fair value of granted stock											5,400,000	7,400,000	12,500,000			2,300,000	2,500,000	3,700,000
Vested restricted stock											296,798	334,256	214,863
Market value of vested restricted stock											8,800,000	9,000,000	4,900,000
Restricted stock or unit expense											8,100,000	7,700,000	12,500,000
Stock granted											175,206	200,024	131,682
One-time increase in pension plan benefits																						11,000,000
Compensation expense related to Mr. Moller's grants					4,700,000
General and administrative	$ 140,958,000	$ 144,296,000	$ 173,604,000		$ 15,700,000